Note 17 - Related Parties - Summery of Outstanding Balances and Transactions (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Share-based compensation		$ (30,079)	$ (8,631)	$ (14,938)
Receivables		330	713
Payables		120	24
Keeneyes Future Holding Inc. [member]
Disclosure of transactions between related parties [line items]
Sale of marketable securities	$ 7,800	0	0	7,800
Kunlun Tech Limited [member]
Disclosure of transactions between related parties [line items]
Sales of goods and services		1,830	744	926
Sale of marketable securities	$ 51,200	0	0	51,208
Purchases of goods and services		(482)	(615)	(1,361)
Share-based compensation		(2,797)	(2,872)	(6,450)
Interest income on Star X receivable		0	165	1,556
Receivables		330	233
Payables		120	24
nHorizon Infinite [member]
Disclosure of transactions between related parties [line items]
Sales of goods and services		0	0	42
Purchases of goods and services		0	0	(2,448)
OPay [member]
Disclosure of transactions between related parties [line items]
Receivables		0	479
Payables		0	0
Verda Venture (MiniPay Fund)
Disclosure of transactions between related parties [line items]
Investment in units		$ 2,500	$ 1,250	$ 0